Recapitalization - Reconciliation of Elements of the Business Combination to the Financial Statements (Details) $ in Thousands	Aug. 16, 2021 USD ($)
Reverse Recapitalization [Abstract]
Cash - CF III's trust and cash (net of redemption)	$ 36,811
Cash - Private offering	220,000
Less: transaction costs and advisory fees paid	(52,661)
Net Business Combination and private offering	$ 204,150